Statements of Operations - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Formation and operating costs	$ (566,558)	$ (2,481,639)
Operating expenses
Total operating Loss	(566,558)	(2,481,639)
Other Income
Interest income from Trust Account	2,448	1,523,900
Interest expense		(691)
Net loss	$ (564,110)	$ (958,430)
Common Class A [Member]
Other Income
Basic and diluted weighted average shares outstanding	5,649,746	10,600,000
Basic and diluted net loss per share	$ (0.10)	$ (0.09)
Common Class B [Member]
Other Income
Basic and diluted weighted average shares outstanding	2,451,777	2,625,000
Basic and diluted net loss per share	$ (0.23)	$ (0.37)
Ocean Biomedical Inc [Member]
Revenue
Operating expenses
Research and development		8,409,000	33,933,000
General and administrative		7,712,000	28,412,000
Total operating expenses		16,121,000	62,345,000
Total operating Loss		(16,121,000)	(62,345,000)
Other income/(loss)		(1,238,000)	1,000
Other Income
Net loss		$ (17,359,000)	$ (62,344,000)
Basic and diluted weighted average shares outstanding		17,496,370	17,487,290
Basic and diluted net loss per share		$ (0.99)	$ (3.57)